Cover	Feb. 10, 2021	Dec. 17, 2020
Cover [Abstract]
Document Type	8-K
Document Period End Date	Feb. 10, 2021
Entity Registrant Name	PIONEER ENERGY SERVICES CORP.
Entity Incorporation, State or Country Code	DE
Entity File Number	1-8182
Entity Tax Identification Number	74-2088619
Entity Address, Address Line One	1250 N.E. Loop 410, Suite 1000
Entity Address, City or Town	San Antonio
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	78209
City Area Code		855
Local Phone Number		884-0575
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security
Trading Symbol
Security Exchange Name
Entity Emerging Growth Company	false
Entity Central Index Key	0000320575
Amendment Flag	false